One Commerce Square
                                           Philadelphia, PA 19103


Delaware Investments


                                             1933 Act Rule 497(j)
                                                File No. 33-11235
                                       1940 Act File No. 811-4977


November 3, 2000


Filed via EDGAR (CIK #0000809064)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 33-11235
     VOYAGEUR INSURED FUNDS
     DELAWARE TAX-FREE ARIZONA INSURED FUND
     DELAWARE MINNESOTA INSURED FUND
     _______________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 31, the most recent Post-Effective Amendment of Voyageur Insured Fund. Post-Effective Amendment No. 31 was filed electronically with the Commission on October 30, 2000 under paragraph (b) of Rule 485 under the Securities Act of 1933.


Very truly yours,


/s/ Michael T. Pellegrino
_________________________
Michael T. Pellegrino
Assistant Vice President/
Assistant Secretary/
Senior Counsel